Document and Entity Information	Apr. 30, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001820302
Document Type	8-K
Document Period End Date	Apr. 30, 2026
Entity Registrant Name	Bakkt, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39544
Entity Tax Identification Number	41-2324812
Entity Address, Address Line One	3280 Peachtree Road NE
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	(678)
Local Phone Number	534-5849
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BKKT
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Class A Common Stock
Trading Symbol	BKKT WS
Security Exchange Name	NYSE